Wells Fargo C&B Large Cap Value Fund	Portfolio of investments — August 31, 2019 (unaudited)

		Value
Investment Companies : 99.92%

Affiliated Master Portfolios : 99.92%
Wells Fargo C&B Large Cap Value Portfolio		$276,512,798

Total Investment Companies (Cost $215,939,038)		276,512,798

Total investments in securities (Cost $215,939,038)	99.92%	276,512,798

Other assets and liabilities, net	0.08	224,147

Total net assets	100.00%	$276,736,945

1

Transactions with the affiliated Master Portfolio were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Value, end of period	% of net assets
Affiliated Master Portfolio
C&B Large Cap Value Portfolio	77%	77%	$276,512,798	99.92%

Wells Fargo C&B Large Cap Value Fund (the “Fund”)

Notes to Portfolio of investments – August 31, 2019 (unaudited)

The Fund is a feeder fund in a master-feeder structure that seeks to achieve its investment objective by investing substantially all investable assets in a separate diversified portfolio (the “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. Since the affiliated Master Portfolio directly acquires portfolio securities, the Fund acquires an indirect interest in those securities. A portfolio of investments for the affiliated Master Portfolio is included with this filing.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in the affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

At August 31, 2019, the Fund’s investment in Wells Fargo C&B Large Cap Value Portfolio, the affiliated Master Portfolio with a substantially identical investment objective seeking maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal, was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. At August 31, 2019, the affiliated Master Portfolio valued at $276,512,798 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Wells Fargo Core Bond Fund	Portfolio of investments — August 31, 2019 (unaudited)

Security name		Value
Investment Companies : 100.03%

Affiliated Master Portfolio : 100.03%
Wells Fargo Core Bond Portfolio		$5,646,857,796

Total Investment Companies (Cost $5,439,559,785)		5,646,857,796

Total investments in securities (Cost $5,439,559,785)	100.03%	5,646,857,796

Other assets and liabilities, net	(0.03)	(1,426,410)

Total net assets	100.00%	$5,645,431,386

1

Transactions with the affiliated Master Portfolio were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Value, end of period	% of net assets
Wells Fargo Core Bond Portfolio	93%	94%	$5,646,857,796	100.03%

Wells Fargo Core Bond Fund (the “Fund”)

Notes to Portfolio of investments – August 31, 2019 (unaudited)

The Fund is a feeder fund in a master-feeder structure that seeks to achieve its investment objective by investing substantially all investable assets in a separate diversified portfolio (the “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. Since the affiliated Master Portfolio directly acquires portfolio securities, the Fund acquires an indirect interest in those securities. A portfolio of investments for the affiliated Master Portfolio is included with this filing.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

At August 31, 2019, the Fund’s investment in Wells Fargo Core Bond Portfolio, the affiliated Master Portfolio with a substantially identical investment objective seeking total return, consisting of income and capital appreciation, was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. At August 31, 2019, the affiliated Master Portfolio valued at $5,646,857,796 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Wells Fargo Diversified Equity Fund	Portfolio of investments — August 31, 2019 (unaudited)

		Value
Investment Companies : 100.08%

Affiliated Master Portfolios : 100.08%
Wells Fargo C&B Large Cap Value Portfolio		$12,732,233
Wells Fargo Diversified Large Cap Growth Portfolio		38,287,484
Wells Fargo Emerging Growth Portfolio		3,755,158
Wells Fargo Index Portfolio		38,376,541
Wells Fargo International Growth Portfolio		11,488,550
Wells Fargo International Value Portfolio		11,235,530
Wells Fargo Large Company Value Portfolio		25,430,163
Wells Fargo Small Company Growth Portfolio		3,732,088
Wells Fargo Small Company Value Portfolio		7,537,319

Total Investment Companies (Cost $13,670,537)		152,575,066

Total investments in securities (Cost $13,670,537)	100.08%	152,575,066

Other assets and liabilities, net	(0.08)	(120,781)

Total net assets	100.00%	$152,454,285

1

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Value, end of period	% of net assets
Wells Fargo C&B Large Cap Value Portfolio	3.57%	3.56%	$12,732,233
Wells Fargo Diversified Large Cap Growth Portfolio	15.12	15.28	38,287,484
Wells Fargo Emerging Growth Portfolio	0.46	0.46	3,755,158
Wells Fargo Index Portfolio	3.16	3.21	38,376,541
Wells Fargo International Growth Portfolio	5.46	5.60	11,488,550
Wells Fargo International Value Portfolio	1.04	1.03	11,235,530
Wells Fargo Large Company Value Portfolio	10.11	10.30	25,430,163
Wells Fargo Small Company Growth Portfolio	0.21	0.21	3,732,088
Wells Fargo Small Company Value Portfolio	5.77	6.08	7,537,319

			$152,575,066	100.08%

Wells Fargo Diversified Equity Fund (the “Fund”)

Notes to Portfolio of investments – August 31, 2019 (unaudited)

The Fund is a fund-of-funds that invests in various affiliated mutual funds employing a “multi-style” equity investment approach designed to reduce the price and return volatility of the Fund and to provide more consistent returns. Investments in affiliated mutual funds may include investments in one or more separate diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

As of August 31 2019, the Fund’s investment in an affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The investment objective of each affiliated Master Portfolios is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo C&B Large Cap Value Portfolio	Seeks maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal
Wells Fargo Diversified Large Cap Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo Emerging Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo Index Portfolio	Seeks to replicate the total return of the S&P 500 Index, before fees and expenses
Wells Fargo International Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo International Value Portfolio	Seeks long-term capital appreciation
Wells Fargo Large Company Value Portfolio	Seeks long-term capital appreciation
Wells Fargo Small Company Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo Small Company Value Portfolio	Seeks long-term capital appreciation

At February 28, 2019, the affiliated Master Portfolios in aggregate were valued at $152,575,066, do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

Wells Fargo Emerging Growth Fund	Portfolio of investments — August 31, 2019 (unaudited)

		Value
Investment Companies : 99.69%

Affiliated Master Portfolio : 99.69%
Wells Fargo Emerging Growth Portfolio		$741,052,817

Total Investment Companies (Cost $525,335,318)		741,052,817

Total investments in securities (Cost $525,335,318)	99.69%	741,052,817

Other assets and liabilities, net	0.31	2,338,069

Total net assets	100.00%	$743,390,886

1

Transactions with the affiliated Master Portfolio were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Value, end of period	% of net assets
Wells Fargo Emerging Growth Portfolio	91%	91%	$741,052,817	99.69%

Wells Fargo Emerging Growth Fund (the “Fund”)

Notes to Portfolio of investments – August 31, 2019 (unaudited)

The Fund is a feeder fund in a master-feeder structure that seeks to achieve its investment objective by investing substantially all investable assets in a separate diversified portfolio (the “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. Since the affiliated Master Portfolio directly acquires portfolio securities, the Fund acquires an indirect interest in those securities. A portfolio of investments for the affiliated Master Portfolio is included with this filing.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

At August 31, 2019, the Fund’s investment in Wells Fargo Emerging Growth Portfolio, the affiliated Master Portfolio with a substantially identical investment objective seeking long-term capital appreciation, was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. At August 31, 2019, the affiliated Master Portfolio valued at $741,052,817 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Wells Fargo Growth Balanced Fund	Portfolio of investments — August 31, 2019 (unaudited)

				Shares	Value
Exchange-Traded Funds : 2.41%
Consumer Staples Select Sector SPDR Fund				88,046	$5,346,153

Total Exchange-Traded Funds (Cost $4,410,875)					5,346,153

Investment Companies : 97.46%

Affiliated Master Portfolios : 82.21%
Wells Fargo C&B Large Cap Value Portfolio					6,651,465
Wells Fargo Core Bond Portfolio					15,651,853
Wells Fargo Diversified Large Cap Growth Portfolio					20,940,968
Wells Fargo Emerging Growth Portfolio					2,415,586
Wells Fargo Factor Enhanced Emerging Markets Portfolio					2,894,739
Wells Fargo International Growth Portfolio					19,541,848
Wells Fargo International Value Portfolio					21,094,537
Wells Fargo Large Company Value Portfolio					21,921,802
Wells Fargo Managed Fixed Income Portfolio					54,779,242
Wells Fargo Real Return Portfolio					7,804,725
Wells Fargo Small Company Growth Portfolio					2,436,006
Wells Fargo Small Company Value Portfolio					5,943,327

					182,076,098

Affiliated Stock Funds : 15.25%
Wells Fargo Disciplined U.S. Core Fund Class R6				1,611,236	27,971,063
Wells Fargo Emerging Markets Equity Fund Class R6				119,134	2,934,264
Wells Fargo Emerging Markets Equity Income Fund Class R6				274,738	2,871,014

					33,776,341

Total Investment Companies (Cost $33,662,271)					215,852,439

		Yield	Maturity date	Principal
Short-Term Investments : 0.19%

U.S. Treasury Securities : 0.19%
U.S. Treasury Bill (z)#		1.86%	11-7-2019	429,000	427,491

Total Short-Term Investments (Cost $427,502)					427,491

Total investments in securities (Cost $38,500,648)	100.06%				221,626,083

Other assets and liabilities, net	(0.06)				(139,340)

Total net assets	100.00%				$221,486,743

(z)	Zero coupon security. The rate represents the current yield to maturity.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

1

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
10-Year U.S. Treasury Note	76	12-19-2019	$10,013,901	$10,010,625	$0	($3,276)
Short
EURO FX Future	(81)	9-16-2019	(11,324,961)	(11,126,869)	198,092	0
S&P 500 E-Mini Index	(23)	9-20-2019	(3,287,747)	(3,363,520)	0	(75,773)

					$198,092	$(79,049)

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Investment Companies
Affiliated Stock Funds
Wells Fargo Disciplined U.S. Core Fund Class R6	1,688,112	0	76,876	1,611,236	$27,971,063
Wells Fargo Emerging Markets Equity Fund Class R6	123,717	726	5,309	119,134	2,934,264
Wells Fargo Emerging Markets Equity Income Fund Class R6	279,883	7,739	12,884	274,738	2,871,014

					$33,776,341	15.25%

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Value, end of period	% of net assets
Wells Fargo C&B Large Cap Value Portfolio	1.85%	1.86%	$6,651,465
Wells Fargo Core Bond Portfolio	0.27	0.26	15,651,853
Wells Fargo Diversified Large Cap Growth Portfolio	8.30	8.36	20,940,968
Wells Fargo Emerging Growth Portfolio	0.30	0.30	2,415,586
Wells Fargo Factor Enhanced Emerging Markets Portfolio	1.17	1.17	2,894,739
Wells Fargo International Growth Portfolio	9.46	9.53	19,541,848
Wells Fargo International Value Portfolio	2.01	1.94	21,094,537
Wells Fargo Large Company Value Portfolio	8.81	8.88	21,921,802
Wells Fargo Managed Fixed Income Portfolio	9.61	9.68	54,779,242
Wells Fargo Real Return Portfolio	4.36	4.34	7,804,725
Wells Fargo Small Company Growth Portfolio	0.14	0.14	2,436,006
Wells Fargo Small Company Value Portfolio	4.60	4.80	5,943,327

			$182,076,098	82.21%

Wells Fargo Growth Balanced Fund (the “Fund”)

Notes to Portfolio of investments – August 31, 2019 (unaudited)

The Fund is a fund-of-funds that primarily invests in various affiliated mutual funds (“Underlying Funds”) employing a multi-asset, multi-style investment approach designed to reduce the price and return volatility of the Fund and to provide more consistent returns. Investments in affiliated mutual funds may include investments in one or more separate diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in the affiliated Master Portfolios are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Investments in underlying mutual funds are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Futures contracts

Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates, security values, and foreign exchange rates and is subject to interest rate risk, equity price risk, and foreign currency risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of August 31, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Exchange-traded funds	$5,346,153	$0	$0	$5,346,153
Investment companies	33,776,341	0	0	33,776,341
Short-term investments
U.S. Treasury securities	427,491	0	0	427,491
Investments measured at net asset value*				182,076,098

	39,549,985	0	0	221,626,083
Futures contracts	198,092	0	0	198,092

Total assets	$39,748,077	$0	$0	$221,824,175

Liabilities
Futures contracts	$(79,049)	$0	$0	$(79,049)

Total liabilities	$(79,049)	$0	$0	$(79,049)

*

Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in the affiliated Master Portfolios are valued at $182,076,098. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.

During the three months ended August 31, 2019, the Fund did not have any transfers into/out of Level 3.

The investment objective of each affiliated Master Portfolio is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo C&B Large Cap Value Portfolio	Seeks maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal
Wells Fargo Core Bond Portfolio	Seeks total return, consisting of income and capital appreciation
Wells Fargo Diversified Large Cap Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo Emerging Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo Factor Enhanced Markets Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Emerging Markets Index, before fees and expenses
Wells Fargo International Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo International Value Portfolio	Seeks long-term capital appreciation
Wells Fargo Large Company Value Portfolio	Seeks long-term capital appreciation
Wells Fargo Managed Fixed Income Portfolio	Seeks consistent fixed-income returns
Wells Fargo Real Return Portfolio	Seeks returns that exceed the rate of inflation over the long-term
Wells Fargo Small Company Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo Small Company Value Portfolio	Seeks long-term capital appreciation

Wells Fargo Index Fund	Portfolio of investments — August 31, 2019 (unaudited)

		Value
Investment Companies : 100.02%

Affiliated Master Portfolios : 100.02%
Wells Fargo Index Portfolio		$1,155,968,395

Total Investment Companies (Cost $192,360,961)		1,155,968,395

Total investments in securities (Cost $192,360,961)	100.02%	1,155,968,395

Other assets and liabilities, net	(0.02)	(276,622)

Total net assets	100.00%	$1,155,691,773

1

Transactions with the affiliated Master Portfolio was as follows:

	% of ownership, beginning of period	% of ownership, end of period	Value, end of period	% of net assets
Wells Fargo Index Portfolio	97%	97%	$1,155,968,395	100.02%

Wells Fargo Index Fund (the “Fund”)

Notes to Portfolio of investments – August 31, 2019 (unaudited)

The Fund is a feeder fund in a master-feeder structure that seeks to achieve its investment objective by investing substantially all investable assets in a separate diversified portfolio (the “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. Since the affiliated Master Portfolio directly acquires portfolio securities, the Fund acquires an indirect interest in those securities. A portfolio of investments for the affiliated Master Portfolio is included with this filing.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in the affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

At August 31, 2019, the Fund’s investment in Wells Fargo Index Portfolio, the affiliated Master Portfolio with a substantially identical investment objective seeking to replicate the total return of the S&P 500 Index, before fees and expenses, was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. At August 31, 2019, the affiliated Master Portfolio valued at $1,155,968,395 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Wells Fargo International Value Fund	Portfolio of investments — August 31, 2019 (unaudited)

		Value
Investment Companies : 99.80%

Affiliated Master Portfolios : 99.80%
Wells Fargo International Value Portfolio		$867,929,982

Total Investment Companies (Cost $937,279,622)		867,929,982

Total investments in securities (Cost $937,279,622)	99.80%	867,929,982

Other assets and liabilities, net	0.20	1,737,010

Total net assets	100.00%	$869,666,992

1

Transactions with the affiliated Master Portfolio were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Value, end of period	% of net assets
Wells Fargo International Value Portfolio	79%	80%	$867,929,982	99.80%

Wells Fargo International Value Fund (the “Fund”)

Notes to Portfolio of investments – August 31, 2019 (unaudited)

The Fund is a feeder fund in a master-feeder structure that seeks to achieve its investment objective by investing substantially all investable assets in a separate diversified portfolio (the “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. Since the affiliated Master Portfolio directly acquires portfolio securities, the Fund acquires an indirect interest in those securities. A portfolio of investments for the affiliated Master Portfolio is included with this filing.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of the affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

At August 31, 2019, the Fund’s investment in Wells Fargo International Value Portfolio, the affiliated Master Portfolio with a substantially identical investment objective seeking long-term capital appreciation, was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. At August 31, 2019, the affiliated Master Portfolio valued at $867,929,982 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Wells Fargo Moderate Balanced Fund	Portfolio of investments — August 31, 2019 (unaudited)

				Shares	Value
Exchange-Traded Funds : 0.81%
Consumer Staples Select Sector SPDR Fund				17,241	$1,046,874

Total Exchange-Traded Funds (Cost $873,467)					1,046,874

Investment Companies : 98.93%

Affiliated Master Portfolios : 82.26%
Wells Fargo C&B Large Cap Value Portfolio					4,226,859
Wells Fargo Core Bond Portfolio					11,831,485
Wells Fargo Disciplined Large Cap Portfolio					12,431,460
Wells Fargo Diversified Large Cap Growth Portfolio					8,747,754
Wells Fargo Emerging Growth Portfolio					1,262,452
Wells Fargo Factor Enhanced Emerging Markets Portfolio					1,067,213
Wells Fargo International Growth Portfolio					3,838,099
Wells Fargo International Value Portfolio					3,799,657
Wells Fargo Large Company Value Portfolio					8,428,223
Wells Fargo Managed Fixed Income Portfolio					41,411,827
Wells Fargo Real Return Portfolio					5,921,453
Wells Fargo Small Company Growth Portfolio					1,268,829
Wells Fargo Small Company Value Portfolio					2,524,396

					106,759,707

Affiliated Stock Funds : 16.67%
Wells Fargo Conservative Income Fund Class Institutional				1,951,971	19,519,706
Wells Fargo Emerging Markets Equity Fund Class R6				43,292	1,066,281
Wells Fargo Emerging Markets Equity Income Fund Class R6				100,879	1,054,181

					21,640,168

Total Investment Companies (Cost $115,977,651)					128,399,875

		Yield	Maturity date	Principal
Short-Term Investments : 0.19%

U.S. Treasury Securities : 0.19%

U.S. Treasury Bill #(z)		1.85%	11-7-2019	$246,000	245,134

Total Short-Term Investments (Cost $245,141)					245,134

Total investments in securities (Cost $117,096,259)	99.93%				129,691,883

Other assets and liabilities, net	0.07				89,331

Total net assets	100.00%				$129,781,214

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
(z)	Zero coupon security. The rate represents the current yield to maturity.

1

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
10-Year U.S. Treasury Notes	45	12-19-2019	$5,929,284	$5,927,344	$0	$(1,940)
Short
Euro FX Futures	(46)	9-16-2019	(6,431,460)	(6,318,963)	112,497	0
S&P 500 E-Mini Index	(13)	9-20-2019	(1,858,292)	(1,901,120)	0	(42,828)

					$112,497	$(44,768)

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Investment Companies
Affiliated Stock Funds
Wells Fargo Conservative Income Fund Institutional Class	1,900,364	54,746	3,139	1,951,971	$19,519,706
Wells Fargo Emerging Markets Equity Fund Class R6	43,068	1,237	1,013	43,292	1,066,281
Wells Fargo Emerging Markets Equity Income Fund Class R6	97,693	6,082	2,896	100,879	1,054,181

					$21,640,168	16.67%

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Value, end of period	% of net assets
Wells Fargo C&B Large Cap Value Portfolio	1.15%	1.18%	$4,226,859
Wells Fargo Core Bond Portfolio	0.20	0.20	11,831,485
Wells Fargo Disciplined Large Cap Portfolio	3.78	3.93	12,431,460
Wells Fargo Diversified Large Cap Growth Portfolio	3.35	3.49	8,747,754
Wells Fargo Emerging Growth Portfolio	0.15	0.16	1,262,452
Wells Fargo Factor Enhanced Emerging Markets Portfolio	0.41	0.43	1,067,213
Wells Fargo International Growth Portfolio	1.79	1.87	3,838,099
Wells Fargo International Value Portfolio	0.35	0.35	3,799,657
Wells Fargo Large Company Value Portfolio	3.26	3.41	8,428,223
Wells Fargo Managed Fixed Income Portfolio	6.90	7.32	41,411,827
Wells Fargo Real Return Portfolio	3.14	3.29	5,921,453
Wells Fargo Small Company Growth Portfolio	0.07	0.07	1,268,829
Wells Fargo Small Company Value Portfolio	1.87	2.04	2,524,396

			$106,759,707	82.26%

Wells Fargo Moderate Balanced Fund (the “Fund”)

Notes to Portfolio of investments – August 31, 2019 (unaudited)

The Fund is a fund-of-funds that primarily invests in various affiliated mutual funds (“Underlying Funds”) employing a multi-asset, multi-style investment approach designed to reduce the price and return volatility of the Fund and to provide more consistent returns. Investments in affiliated mutual funds may include investments in one or more separate diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in the affiliated Master Portfolios are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Investments in underlying mutual funds are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If none, the last sales price. If no sales occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Futures contracts

Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates, security values, and foreign exchange rates and is subject to interest rate risk, equity price risk, and foreign currency risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of August 31, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Exchange-traded funds	$1,046,874	$0	$0	$1,046,874
Investment companies	21,640,168	0	0	21,640,168
Short-term investments
U.S. Treasury securities	245,134	0	0	245,134
Investments measured at net asset value*				106,759,707

	22,932,176	0	0	129,691,883
Futures contracts	112,497	0	0	112,497

Total assets	$23,044,673	$0	$0	$129,804,380

Liabilities
Futures contracts	$44,768	$0	$0	$44,768

Total liabilities	$44,768	$0	$0	$44,768

*

Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have    not been categorized in the fair value hierarchy. The Fund’s investment in the affiliated Master Portfolios are valued at $106,759,707 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.

During the three months ended August 31, 2019, the Fund did not have any transfers into/out of Level 3.

The investment objective of each affiliated Master Portfolio is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo C&B Large Cap Value Portfolio	Seeks maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal
Wells Fargo Core Bond Portfolio	Seeks total return, consisting of income and capital appreciation
Wells Fargo Disciplined Large Cap Portfolio	Seeks long-term capital appreciation
Wells Fargo Diversified Large Cap Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo Emerging Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo Factor Enhanced Emerging Markets Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Emerging Markets Index (Net), before fees and expenses
Wells Fargo International Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo International Value Portfolio	Seeks long-term capital appreciation
Wells Fargo Large Company Value Portfolio	Seeks long-term capital appreciation
Wells Fargo Managed Fixed Income Portfolio	Seeks consistent fixed-income returns
Wells Fargo Real Return Portfolio	Seeks returns that exceed the rate of inflation over the long-term
Wells Fargo Small Company Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo Small Company Value Portfolio	Seeks long-term capital appreciation

Wells Fargo Real Return Fund	Portfolio of investments — August 31, 2019 (unaudited)

		Value
Investment Companies : 99.59%

Affiliated Master Portfolio : 99.59%
Wells Fargo Real Return Portfolio		$59,786,585

Total Investment Companies (Cost $57,014,634)		59,786,585

Total investments in securities (Cost $57,014,634)	99.59%	59,786,585

Other assets and liabilities, net	0.41	247,058

Total net assets	100.00%	$60,033,643

1

Transactions with the affiliated Master Portfolio were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Value, end of period	% of net assets
Wells Fargo Real Return Portfolio	32%	33%	$59,786,585	99.59%

Wells Fargo Real Return Fund (the “Fund”)

Notes to Portfolio of investments – August 31, 2019 (unaudited)

The Fund is a feeder fund in a master-feeder structure that seeks to achieve its investment objective by investing substantially all investable assets in a separate diversified portfolio (the “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. Since the affiliated Master Portfolio directly acquires portfolio securities, the Fund acquires an indirect interest in those securities. A portfolio of investments for the affiliated Master Portfolio is included with this filing.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in the affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

At August 31, 2019, the Fund’s investment in Wells Fargo Real Return Portfolio, the affiliated Master Portfolio with a substantially identical investment objective seeking returns that exceed the rate of inflation over the long-term, was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. At August 31, 2019, the affiliated Master Portfolio valued at $59,786,585 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Wells Fargo Small Company Growth Fund	Portfolio of investments — August 31, 2019 (unaudited)

		Value
Investment Companies : 100.05%

Affiliated Master Portfolios : 100.05%
Wells Fargo Small Company Growth Portfolio		$1,716,977,425

Total Investment Companies (Cost $1,418,802,515)		1,716,977,425

Total investments in securities (Cost $1,418,802,515)	100.05%	1,716,977,425

Other assets and liabilities, net	(0.05)	(854,240)

Total net assets	100.00%	$1,716,123,185

1

Transactions with the affiliated Master Portfolio were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Value, end of period	% of net assets
Wells Fargo Small Company Growth Portfolio	98%	98%	$1,716,977,425	100.05%

Wells Fargo Small Company Growth Fund (the “Fund”)

Notes to Portfolio of investments – August 31, 2019 (unaudited)

The Fund is a feeder fund in a master-feeder structure that seeks to achieve its investment objective by investing substantially all investable assets in a separate diversified portfolio (the “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. Since the affiliated Master Portfolio directly acquires portfolio securities, the Fund acquires an indirect interest in those securities. A portfolio of investments for the affiliated Master Portfolio is included with this filing.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

At August 31, 2019, the Fund’s investment in Wells Fargo Small Company Growth Portfolio, the affiliated Master Portfolio with a substantially identical investment objective seeking long-term capital appreciation, was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. At August 31 2019, the affiliated Master Portfolio valued at $1,716,977,425 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Wells Fargo Small Company Value Fund	Portfolio of investments — August 31, 2019 (unaudited)

		Value
Investment Companies : 99.70%

Affiliated Master Portfolio : 99.70%
Wells Fargo Small Company Value Portfolio		$56,257,116

Total Investment Companies (Cost $67,030,942)		56,257,116

Total investments in securities (Cost $67,030,942)	99.70%	56,257,116

Other assets and liabilities, net	0.30	170,310

Total net assets	100.00%	$56,427,426

1

Transactions with the affiliated Master Portfolio were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Value, end of period	% of net assets
Wells Fargo Small Company Value Portfolio	47%	45%	$56,257,116	99.70%

Wells Fargo Small Company Value Fund (the “Fund”)

Notes to Portfolio of investments – August 31, 2019 (unaudited)

The Fund is a feeder fund in a master-feeder structure that seeks to achieve its investment objective by investing substantially all investable assets in a separate diversified portfolio (the “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. Since the affiliated Master Portfolio directly acquires portfolio securities, the Fund acquires an indirect interest in those securities. A portfolio of investments for the affiliated Master Portfolio is included with this filing.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

At August 31, 2019, the Fund’s investment in Wells Fargo Small Company Value Portfolio, the affiliated Master Portfolio with a substantially identical investment objective seeking long-term capital appreciation, was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. At August 31, 2019, the affiliated Master Portfolio valued at $56,257,116 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Wells Fargo WealthBuilder Conservative Allocation Fund	Portfolio of investments — August 31, 2019 (unaudited)

			Shares	Value
Exchange-Traded Funds : 11.04%
Consumer Staples Select Sector SPDR Fund			24,865	$1,509,803
Vanguard Intermediate-Term Corporate Bond ETF			101,745	9,349,348
Vanguard Short-Term Bond ETF			207,562	16,845,732

Total Exchange-Traded Funds (Cost $26,594,846)				27,704,883

Investment Companies : 88.37%

Affiliated Master Portfolios : 56.54%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio				28,088,898
Wells Fargo Core Bond Portfolio				59,912,729
Wells Fargo Disciplined Large Cap Portfolio				12,684,781
Wells Fargo Emerging Growth Portfolio				1,713,008
Wells Fargo Factor Enhanced Emerging Markets Portfolio				2,721,556
Wells Fargo Factor Enhanced International Portfolio				6,673,170
Wells Fargo Factor Enhanced Large Cap Portfolio				11,115,058
Wells Fargo Factor Enhanced Small Cap Portfolio				2,218,240
Wells Fargo High Yield Corporate Bond Portfolio				5,559,689
Wells Fargo Real Return Portfolio				11,219,549

				141,906,678

Alternative Investment Funds : 4.02%
The Arbitrage Fund Class I			185,514	2,493,310
Wells Fargo Alternative Risk Premia Fund Class R6 †(l)			762,481	7,594,311

				10,087,621

Bond Funds : 22.48%
Federated Institutional High Yield Bond Fund Class R6			480,514	4,709,040
Wells Fargo Global Investment Grade Credit Fund Class R6 (l)			1,326,415	14,378,344
Wells Fargo High Yield Bond Fund Institutional Class (l)			1,140,239	3,751,386
Wells Fargo Strategic Income Fund Institutional Class (l)			3,540,129	33,595,825

				56,434,595

Stock Funds : 5.33%
Calamos Market Neutral Income Fund Class I			188,222	2,497,702
DFA International Small Cap Value Portfolio Institutional Class			57,213	986,928
Dodge & Cox International Stock Fund			62,760	2,462,699
T. Rowe Price International Discovery Fund Institutional Class			15,932	986,813
Wells Fargo Emerging Markets Equity Fund Class R6 (l)			40,362	994,117
Wells Fargo Endeavor Select Fund Institutional Class †(l)			230,841	2,232,236
Wells Fargo Large Cap Growth Fund Class R6 (l)			49,294	2,222,673
Wells Fargo Small Cap Value Fund Class R6 †(l)			72,404	986,863

				13,370,031

Total Investment Companies (Cost $214,579,390)				221,798,925

	Yield
Short-Term Investments : 0.68%

Investment Companies : 0.41%
Wells Fargo Government Money Market Fund Select Class (l)(u)	2.04%		1,020,200	1,020,200

		Maturity date	Principal
U.S. Treasury Securities : 0.27%
U.S. Treasury Bill (z)#	1.86	11-7-2019	$696,000	693,551

Total Short-Term Investments (Cost $1,713,762)				1,713,751

1

Portfolio of investments — August 31, 2019 (unaudited)	Wells Fargo WealthBuilder Conservative Allocation Fund

		Value
Total investments in securities (Cost $242,887,998)	100.09%	$251,217,559

Other assets and liabilities, net	(0.09)	(223,820)

Total net assets	100.00%	$250,993,739

†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
(z)	Zero coupon security. The rate represents the current yield to maturity.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

2

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
10-Year U.S. Treasury Notes	86	12-19-2019	$11,331,504	$11,327,813	$0	$(3,691)
Short
E-Mini Russell 2000 Index	(1)	9-20-2019	(72,518)	(74,710)	0	(2,192)
Euro FX Futures	(90)	9-16-2019	(12,583,915)	(12,363,187)	220,728	0
MSCI EAFE Index	(1)	9-20-2019	(90,554)	(92,195)	0	(1,641)
S&P 500 E-Mini Index	(27)	9-20-2019	(3,861,151)	(3,948,480)	0	(87,329)

					$220,728	$(94,853)

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Investment Companies
Alternative Investment Funds
Wells Fargo Alternative Risk Premia Fund Class R6 †	0	772,496	10,015	762,481	$7,594,311	3.03%

Bond Funds
Wells Fargo Global Investment Grade Credit Fund Class R6	0	1,354,041	27,626	1,326,415	14,378,344
Wells Fargo High Yield Bond Fund Institutional Class	1,172,624	18,125	50,510	1,140,239	3,751,386
Wells Fargo Strategic Income Fund Institutional Class	3,643,713	35,471	139,055	3,540,129	33,595,825
					51,725,555	20.61

Stock Funds
Wells Fargo Emerging Markets Equity Fund Class R6	40,832	1,411	1,881	40,362	994,117
Wells Fargo Endeavor Select Fund Institutional Class †	252,589	1,488	23,236	230,841	2,232,236
Wells Fargo Large Cap Growth Fund Class R6	51,334	1,289	3,329	49,294	2,222,673
Wells Fargo Small Cap Value Fund Class R6 †	69,476	5,207	2,279	72,404	986,863
					6,435,889	2.56

Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	799,593	5,301,860	5,081,253	1,020,200	1,020,200	0.41

					$66,775,955	26.61%

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Value, end of period	% of net assets
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	4.65%	4.61%	$28,088,898
Wells Fargo Core Bond Portfolio	1.05	1.00	59,912,729
Wells Fargo Disciplined Large Cap Portfolio	3.95	4.01	12,684,781
Wells Fargo Emerging Growth Portfolio	0.21	0.21	1,713,008
Wells Fargo Factor Enhanced Emerging Markets Portfolio	1.08	1.10	2,721,556
Wells Fargo Factor Enhanced International Portfolio	0.99	0.98	6,673,170
Wells Fargo Factor Enhanced Large Cap Portfolio	0.98	0.97	11,115,058
Wells Fargo Factor Enhanced Small Cap Portfolio	0.81	0.83	2,218,240
Wells Fargo High Yield Corporate Bond Portfolio	8.64	8.78	5,559,689
Wells Fargo Real Return Portfolio	6.29	6.24	11,219,549
Wells Fargo U.S. REIT Portfolio*	5.84	0.00	0

			$141,906,678	56.54%

†	Non-income-earning security
*	No longer held at the end of the period.

Wells Fargo WealthBuilder Conservative Allocation Fund (the “Fund”)

Notes to Portfolio of investments – August 31, 2019 (unaudited)

The Fund is a fund-of-funds that invests in various affiliated mutual funds, unaffiliated mutual funds and exchange-traded funds (collectively, the “Underlying Funds”) to pursue its investment objective. The Underlying Funds incur separate expenses in seeking to achieve their investment objectives. Investments in affiliated mutual funds may include investments in one or more separate diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in mutual funds are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading. Investments in affiliated Master portfolios are valued daily based on each Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.

Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Futures contracts

Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rate, security values, and foreign exchange rates and is subject to interest rate risk, equity price risk, and foreign currency risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of August 31, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Exchange-traded funds	$27,704,883	$0	$0	$27,704,883
Investment companies	79,892,247	0	0	79,892,247
Short-term investments
Investment companies	1,020,200	0	0	1,020,200
U.S. Treasury securities	693,551	0	0	693,551
Investments measured at net asset value*				141,906,678

	109,310,881	0	0	251,217,559
Futures contracts	220,728	0	0	220,728

Total assets	$109,531,609	$0	$0	$251,438,287

Liabilities
Futures contracts	$94,853	$0	$0	$94,853

Total liabilities	$94,853	$0	$0	$94,853

*

Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investments in the affiliated Master Portfolios are valued at $141,906,678. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.

During the three months ended August 31, 2019, the Fund did not have any transfers into/out of Level 3.

The investment objective of each affiliated Master Portfolio is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Seeks to replicate the total return of the Bloomberg Barclays US ex-Corporate Index, before fees and expenses
Wells Fargo Core Bond Portfolio	Seeks total return, consisting of income and capital appreciation
Wells Fargo Disciplined Large Cap Portfolio	Seeks long-term capital appreciation
Wells Fargo Emerging Growth Portfolio	Seeks long-term capital appreciation

Wells Fargo Factor Enhanced Emerging Markets Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Emerging Markets Index, before fees and expenses
Wells Fargo Factor Enhanced International Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced International Index, before fees and expenses
Wells Fargo Factor Enhanced Large Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Large Cap Index, before fees and expenses
Wells Fargo Factor Enhanced Small Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Small Cap Index, before fees and expenses
Wells Fargo High Yield Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. High Yield Bond Index, before fees and expenses
Wells Fargo Real Return Portfolio	Seeks returns that exceed the rate of inflation over the long-term

Wells Fargo WealthBuilder Equity Fund	Portfolio of investments — August 31, 2019 (unaudited)

				Shares	Value
Exchange-Traded Funds : 2.96%
Consumer Staples Select Sector SPDR Fund				195,861	$11,892,680

Total Exchange-Traded Funds (Cost $9,798,078)					11,892,680

Investment Companies : 96.30%

Affiliated Master Portfolios : 74.49%
Wells Fargo Disciplined Large Cap Portfolio					102,131,490
Wells Fargo Emerging Growth Portfolio					13,865,451
Wells Fargo Factor Enhanced Emerging Markets Portfolio					22,059,745
Wells Fargo Factor Enhanced International Portfolio					53,793,354
Wells Fargo Factor Enhanced Large Cap Portfolio					89,307,855
Wells Fargo Factor Enhanced Small Cap Portfolio					17,815,103

					298,972,998

Stock Funds : 21.81%
DFA International Small Cap Value Portfolio Institutional Class				462,194	7,972,848
Dodge & Cox International Stock Fund				508,549	19,955,462
T. Rowe Price International Discovery Fund Institutional Class				128,465	7,957,134
Wells Fargo Emerging Markets Equity Fund Class R6 (l)				325,488	8,016,767
Wells Fargo Endeavor Select Fund Institutional Class †(l)				1,852,950	17,918,026
Wells Fargo Large Cap Growth Fund Class R6 (l)				394,476	17,786,920
Wells Fargo Small Cap Value Fund Class R6 †(l)				581,509	7,925,969

					87,533,126

Total Investment Companies (Cost $352,484,186)					386,506,124

		Yield		Shares
Short-Term Investments : 0.89%

Investment Companies : 0.50%
Wells Fargo Government Money Market Fund Select Class (l)(u)		2.04%		2,016,927	2,016,927

			Maturity date	Principal
U.S. Treasury Securities : 0.39%
U.S. Treasury Bill (z)		1.88	11-7-2019	$1,551,000	1,545,543

Total Short-Term Investments (Cost $3,562,446)					3,562,470

Total investments in securities (Cost $365,844,710)	100.15%				401,961,274

Other assets and liabilities, net	(0.15)				(601,941)

Total net assets	100.00%				$401,359,333

†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Fund/Portfolio as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
(z)	Zero coupon security. The rate represents the current yield to maturity.

1

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Short
Euro FX Currency Futures	(150)	9-16-2019	$(20,972,150)	$(20,605,312)	$366,838	$0
MSCI Emerging Markets Index	(3)	9-20-2019	(143,811)	(147,600)	0	(3,789)
MSCI EAFE Index	(7)	9-20-2019	(633,876)	(645,365)	0	(11,489)
Russell 2000 E-Mini Index	(5)	9-20-2019	(362,590)	(373,550)	0	(10,960)
S&P 500 E-Mini Index	(7)	9-20-2019	(999,103)	(1,023,680)	0	(24,577)

					$366,838	$(50,815)

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Investment Companies
Stock Funds
Wells Fargo Emerging Markets Equity Fund Class R6 Fund	328,988	3,312	6,812	325,488	$8,016,767
Wells Fargo Endeavor Select Fund Institutional Class †	2,032,274	1,319	180,643	1,852,950	17,918,026
Wells Fargo Large Cap Growth Fund Class R6	417,126	1,459	24,109	394,476	17,786,920
Wells Fargo Small Cap Value Fund Class R6 †	566,720	15,405	616	581,509	7,925,969
					51,647,682	12.87%

Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	2,277,831	6,902,741	7,163,645	2,016,927	2,016,927	0.50

					$53,664,609	62.87%

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Value, end of period	% of net assets
Affiliated Master Portfolios
Wells Fargo Disciplined Large Cap Portfolio	32.30%	32.32%	$102,131,490
Wells Fargo Emerging Growth Portfolio	1.70	1.71	13,865,451
Wells Fargo Factor Enhanced Emerging Markets Portfolio	8.69	8.93	22,059,745
Wells Fargo Factor Enhanced International Portfolio	7.99	7.93	53,793,354
Wells Fargo Factor Enhanced Large Cap Portfolio	7.92	7.78	89,307,855
Wells Fargo Factor Enhanced Small Cap Portfolio	6.68	6.64	17,815,103

			$298,972,998	74.49%

†	Non-income-earning security

Wells Fargo WealthBuilder Equity Fund (the “Fund”)

Notes to Portfolio of investments – August 31, 2019 (unaudited)

The Fund is a fund-of-funds that invests in various affiliated mutual funds, unaffiliated mutual funds and exchange-traded funds (collectively, the “Underlying Funds”) to pursue its investment objective. The Underlying Funds incur separate expenses in seeking to achieve their investment objectives. Investments in affiliated mutual funds may include investments in one or more separate diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in mutual funds are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading. Investments in affiliated Master Portfolios are valued daily based on each Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.

Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Futures contracts

Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates, security values, and foreign exchange rates and is subject to interest rate risk, equity price risk, and foreign currency risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of August 31, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Exchange-traded funds	$11,892,680	$0	$0	$11,892,680
Investment companies	87,533,126	0	0	87,533,126
Short-term investments
Investment companies	2,016,927	0	0	2,016,927
U.S. Treasury securities	1,545,543	0	0	1,545,543
Investments measured at net asset value*				298,972,998

	102,988,976	0	0	401,961,274
Futures contracts	366,838	0	0	366,838

Total assets	$103,355,814	$0	$0	$402,328,112

Liabilities
Futures contracts	$50,815	$0	$0	$50,815

Total liabilities	$50,815	$0	$0	$50,815

*

Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in the affiliated Master Portfolios are valued at $298,972,998. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.

During the three months ended August 31, 2019, the Fund did not have any transfers into/out of Level 3.

The investment objective of each affiliated Master Portfolio is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo Disciplined Large Cap Portfolio	Seeks long-term capital appreciation
Wells Fargo Emerging Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo Factor Enhanced Emerging Markets Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Emerging Markets Index, before fees and expenses
Wells Fargo Factor Enhanced International Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced International Index, before fees and expenses
Wells Fargo Factor Enhanced Large Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Large Cap Index, before fees and expenses
Wells Fargo Factor Enhanced Small Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Small Cap Index, before fees and expenses

Wells Fargo WealthBuilder Growth Allocation Fund	Portfolio of investments — August 31, 2019 (unaudited)

			Shares	Value
Exchange-Traded Funds : 4.46%
Consumer Staples Select Sector SPDR Fund			112,537	$6,833,247
Vanguard Intermediate-Term Corporate Bond ETF			22,873	2,101,800
Vanguard Short-Term Bond ETF			46,705	3,790,578

Total Exchange-Traded Funds (Cost $11,301,311)				12,725,625

Investment Companies : 94.92%

Affiliated Master Portfolios : 68.07%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio				6,317,048
Wells Fargo Core Bond Portfolio				13,477,454
Wells Fargo Disciplined Large Cap Portfolio				58,459,243
Wells Fargo Emerging Growth Portfolio				7,844,779
Wells Fargo Factor Enhanced Emerging Markets Portfolio				12,309,632
Wells Fargo Factor Enhanced International Portfolio				30,838,712
Wells Fargo Factor Enhanced Large Cap Portfolio				51,150,693
Wells Fargo Factor Enhanced Small Cap Portfolio				10,171,829
Wells Fargo High Yield Corporate Bond Portfolio				1,264,619
Wells Fargo Real Return Portfolio				2,521,099

				194,355,108

Alternative Investment Funds : 3.98%
The Arbitrage Fund Class I			208,682	2,804,681
Wells Fargo Alternative Risk Premia Fund Class R6 †(l)			857,855	8,544,232

				11,348,913

Bond Funds : 4.44%
Federated Institutional High Yield Bond Fund Class R6			108,084	1,059,219
Wells Fargo Global Investment Grade Credit Fund Class R6 (l)			295,549	3,203,749
Wells Fargo High Yield Bond Fund Institutional Class (l)			256,064	842,451
Wells Fargo Strategic Income Fund Institutional Class (l)			799,067	7,583,146

				12,688,565

Stock Funds : 18.43%
Calamos Market Neutral Income Fund Class I			211,575	2,807,596
DFA International Small Cap Value Portfolio Institutional Class			262,855	4,534,250
Dodge & Cox International Stock Fund			285,752	11,212,895
T. Rowe Price International Discovery Fund Institutional Class			73,685	4,564,043
Wells Fargo Emerging Markets Equity Fund Class R6 (l)			185,204	4,561,567
Wells Fargo Endeavor Select Fund Institutional Class †(l)			1,060,846	10,258,384
Wells Fargo Large Cap Growth Fund Class R6 (l)			226,216	10,200,070
Wells Fargo Small Cap Value Fund Class R6 †(l)			328,575	4,478,481

				52,617,286

Total Investment Companies (Cost $253,801,413)				271,009,872

	Yield
Short-Term Investments : 0.69%

Investment Companies : 0.25%
Wells Fargo Government Money Market Fund Select Class (l)(u)	2.04%		718,421	718,421

		Maturity date	Principal
U.S. Treasury Securities : 0.44%
U.S. Treasury Bill (z)#	1.86	11-7-2019	$1,260,000	1,255,567

Total Short-Term Investments (Cost $1,974,000)				1,973,988

1

Portfolio of investments — August 31, 2019 (unaudited)	Wells Fargo WealthBuilder Growth Allocation Fund

		Value
Total investments in securities (Cost $267,076,724)	100.07%	$285,709,485

Other assets and liabilities, net	(0.07)	(204,011)

Total net assets	100.00%	$285,505,474

†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
(z)	Zero coupon security. The rate represents the current yield to maturity.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

2

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
10-Year U.S. Treasury Notes	99	12-19-2019	$13,044,402	$13,040,156	$0	$(4,246)
Short
Euro FX Futures	(106)	9-16-2019	(14,820,322)	(14,561,088)	259,234	0
E-Mini Russell 2000 Index	(3)	9-20-2019	(217,554)	(224,130)	0	(6,576)
MSCI EAFE Index	(4)	9-20-2019	(362,215)	(368,780)	0	(6,565)
MSCI Emerging Markets Index	(2)	9-20-2019	(95,874)	(98,400)	0	(2,526)
S&P 500 E-Mini Index	(33)	9-20-2019	(4,713,260)	(4,825,920)	0	(112,660)

					$259,234	$(132,573)

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Investment Companies
Alternative Investment Funds
Wells Fargo Alternative Risk Premia Fund Class R6 †	0	912,394	54,539	857,855	$8,544,232	3.00%

Bond Funds
Wells Fargo Global Investment Grade Credit Fund Class R6	0	319,851	24,302	295,549	3,203,749
Wells Fargo High Yield Bond Fund Institutional Class	267,234	9,558	20,728	256,064	842,451
Wells Fargo Strategic Income Fund Institutional Class	825,704	25,186	51,823	799,067	7,583,146
					11,629,346	4.07

Stock Funds
Wells Fargo Emerging Markets Equity Fund Class R6	189,463	1,112	5,371	185,204	4,561,567
Wells Fargo Endeavor Select Fund Institutional Class †	1,166,335	0	105,489	1,060,846	10,258,384
Wells Fargo Large Cap Growth Fund Class R6	237,810	89	11,683	226,216	10,200,070
Wells Fargo Small Cap Value Fund Class R6 †	324,257	4,761	443	328,575	4,478,481
					29,498,502	10.33

Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	615,530	5,862,942	5,760,051	718,421	718,421	0.25

					$50,390,501	17.65%

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Value, end of period	% of net assets
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	1.05%	1.04%	$6,317,048
Wells Fargo Core Bond Portfolio	0.24	0.22	13,477,454
Wells Fargo Disciplined Large Cap Portfolio	18.38	18.50	58,459,243
Wells Fargo Emerging Growth Portfolio	0.97	0.97	7,844,779
Wells Fargo Factor Enhanced Emerging Markets Portfolio	5.01	4.98	12,309,632
Wells Fargo Factor Enhanced International Portfolio	4.58	4.55	30,838,712
Wells Fargo Factor Enhanced Large Cap Portfolio	4.52	4.46	51,150,693
Wells Fargo Factor Enhanced Small Cap Portfolio	3.81	3.79	10,171,829
Wells Fargo High Yield Corporate Bond Portfolio	1.79	2.00	1,264,619
Wells Fargo Real Return Portfolio	1.42	1.40	2,521,099
Wells Fargo U.S. REIT Portfolio *	6.67	0.00	0

			$194,355,108	68.07%

†	Non-income-earning security
*	No longer held at the end of the period.

Wells Fargo WealthBuilder Growth Allocation Fund (the “Fund”)

Notes to Portfolio of investments – August 31, 2019 (unaudited)

The Fund is a fund-of-funds that invests in various affiliated mutual funds, unaffiliated mutual funds and exchange-traded funds (collectively, the “Underlying Funds”) to pursue its investment objective. The Underlying Funds incur separate expenses in seeking to achieve their investment objectives. Investments in affiliated mutual funds may include investments in one or more separate diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in mutual funds are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading. Investments in affiliated Master Portfolios are valued daily based on each Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.

Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Futures contracts

Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates, security values, and foreign exchange rates and is subject to interest rate risk, equity price risk, and foreign currency risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of August 31, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Exchange-traded funds	$12,725,625	$0	$0	$12,725,625
Investment companies	76,654,764	0	0	76,654,764
Short-term investments
Investment companies	718,421	0	0	718,421
U.S. Treasury securities	1,255,567	0	0	1,255,567
Investments measured at net asset value*				194,355,108

	91,354,377	0	0	285,709,485
Futures contracts	259,234	0	0	259,234

Total assets	$91,613,611	$0	$0	$285,968,719

Liabilities
Futures contracts	$132,573	$0	$0	$132,573

Total liabilities	$132,573	$0	$0	$132,573

*

Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investments in the affiliated Master Portfolios are valued at $194,355,108. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.

During the three months ended August 31, 2019, the Fund did not have any transfers into/out of Level 3.

The investment objective of each affiliated Master Portfolios is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Seeks to replicate the total return of the Bloomberg Barclays US ex-Corporate Index, before fees and expenses
Wells Fargo Core Bond Portfolio	Seeks total return, consisting of income and capital appreciation
Wells Fargo Disciplined Large Cap Portfolio	Seeks long-term capital appreciation
Wells Fargo Emerging Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo Factor Enhanced Emerging Markets Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Emerging Markets Index, before fees and expenses
Wells Fargo Factor Enhanced International Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced International Index, before fees and expenses
Wells Fargo Factor Enhanced Large Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Large Cap Index, before fees and expenses
Wells Fargo Factor Enhanced Small Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Small Cap Index, before fees and expenses
Wells Fargo High Yield Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. High Yield Bond Index, before fees and expenses
Wells Fargo Real Return Portfolio	Seeks returns that exceed the rate of inflation over the long-term

Wells Fargo WealthBuilder Growth Balanced Fund	Portfolio of investments — August 31, 2019 (unaudited)

			Shares	Value
Exchange-Traded Funds : 6.65%
Consumer Staples Select Sector SPDR Fund			170,778	$10,369,640
Vanguard Intermediate-Term Corporate Bond ETF			107,669	9,893,704
Vanguard Short-Term Bond ETF			219,866	17,844,325

Total Exchange-Traded Funds (Cost $35,526,893)				38,107,669

Investment Companies : 92.72%

Affiliated Master Portfolios : 64.21%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio				29,736,245
Wells Fargo Core Bond Portfolio				63,442,429
Wells Fargo Disciplined Large Cap Portfolio				87,920,058
Wells Fargo Emerging Growth Portfolio				11,730,853
Wells Fargo Factor Enhanced Emerging Markets Portfolio				18,341,798
Wells Fargo Factor Enhanced International Portfolio				46,494,735
Wells Fargo Factor Enhanced Large Cap Portfolio				77,378,622
Wells Fargo Factor Enhanced Small Cap Portfolio				15,222,447
Wells Fargo High Yield Corporate Bond Portfolio				5,964,788
Wells Fargo Real Return Portfolio				11,884,496

				368,116,471

Alternative Investment Funds : 4.01%
The Arbitrage Fund Class I			420,914	5,657,089
Wells Fargo Alternative Risk Premia Fund Class R6 †(l)			1,741,885	17,349,179

				23,006,268

Bond Funds : 10.44%
Federated Institutional High Yield Bond Fund Class R6			509,208	4,990,243
Wells Fargo Global Investment Grade Credit Fund Class R6 (l)			1,402,983	15,208,335
Wells Fargo High Yield Bond Fund Institutional Class (l)			1,204,730	3,963,561
Wells Fargo Strategic Income Fund Institutional Class (l)			3,759,414	35,676,839

				59,838,978

Stock Funds : 14.06%
Calamos Market Neutral Income Fund Class I			426,609	5,661,096
DFA International Small Cap Value Portfolio Institutional Class			393,230	6,783,225
Dodge & Cox International Stock Fund			428,063	16,797,210
T. Rowe Price International Discovery Fund Institutional Class			110,989	6,874,679
Wells Fargo Emerging Markets Equity Fund Class R6 (l)			277,988	6,846,840
Wells Fargo Endeavor Select Fund Institutional Class †(l)			1,607,647	15,545,950
Wells Fargo Large Cap Growth Fund Class R6 (l)			340,934	15,372,718
Wells Fargo Small Cap Value Fund Class R6 †(l)			491,785	6,703,027

				80,584,745

Total Investment Companies (Cost $504,552,011)				531,546,462

	Yield
Short-Term Investments : 0.66%

Investment Companies : 0.27%
Wells Fargo Government Money Market Fund Select Class (l)(u)	2.04%		1,562,030	1,562,030

		Maturity date	Principal
U.S. Treasury Securities : 0.39%
U.S. Treasury Bill (z)#	1.86	11-7-2019	$2,241,000	2,233,115

Total Short-Term Investments (Cost $3,795,168)				3,795,145

1

Portfolio of investments — August 31, 2019 (unaudited)	Wells Fargo WealthBuilder Growth Balanced Fund

		Value
Total investments in securities (Cost $543,874,072)	100.03%	$573,449,276

Other assets and liabilities, net	(0.03)	(196,482)

Total net assets	100.00%	$573,252,794

†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
(z)	Zero coupon security. The rate represents the current yield to maturity.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

2

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
10-Year U.S. Treasury Notes	199	12-19-2019	$26,220,608	$26,212,031	$0	$(8,577)
Short
E-Mini Russell 2000 Index	(4)	9-20-2019	(290,072)	(298,840)	0	(8,768)
Euro FX Futures	(213)	9-16-2019	(29,781,981)	(29,259,544)	522,437	0
MSCI EAFE Index	(6)	9-20-2019	(543,322)	(553,170)	0	(9,848)
MSCI Emerging Markets Index	(3)	9-20-2019	(143,811)	(147,600)	0	(3,789)
S&P 500 E-Mini Index	(65)	9-20-2019	(9,294,204)	(9,505,600)	0	(211,396)

					$522,437	$(242,378)

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Investment Companies
Alternative Investment Funds
Wells Fargo Alternative Risk Premia Fund Class R6 †	0	1,834,033	92,148	1,741,885	$17,349,179	3.03%

Bond Funds
Wells Fargo Global Investment Grade Credit Fund Class R6	0	1,500,193	97,210	1,402,983	15,208,335
Wells Fargo High Yield Bond Fund Institutional Class	1,280,953	21,239	97,462	1,204,730	3,963,561
Wells Fargo Strategic Income Fund Institutional Class	3,972,769	44,286	257,641	3,759,414	35,676,839
					54,848,735	9.57

Stock Funds
Wells Fargo Emerging Markets Equity Fund Class R6	285,791	1,730	9,533	277,988	6,846,840
Wells Fargo Endeavor Select Fund Institutional Class †	1,795,342	0	187,695	1,607,647	15,545,950
Wells Fargo Large Cap Growth Fund Class R6	363,032	220	22,318	340,934	15,372,718
Wells Fargo Small Cap Value Fund Class R6 †	492,391	4,085	4,691	491,785	6,703,027
					44,468,535	7.76

Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	2,225,222	10,652,844	11,316,036	1,562,030	1,562,030	0.27

					$118,228,479	20.63%

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Value, end of period	% of net assets
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	5.07%	4.88%	$29,736,245
Wells Fargo Core Bond Portfolio	1.15	1.05	63,442,429
Wells Fargo Disciplined Large Cap Portfolio	28.04	27.82	87,920,058
Wells Fargo Emerging Growth Portfolio	1.47	1.45	11,730,853
Wells Fargo Factor Enhanced Emerging Markets Portfolio	7.55	7.42	18,341,798
Wells Fargo Factor Enhanced International Portfolio	7.02	6.86	46,494,735
Wells Fargo Factor Enhanced Large Cap Portfolio	6.93	6.74	77,378,622
Wells Fargo Factor Enhanced Small Cap Portfolio	5.78	5.68	15,222,447
Wells Fargo High Yield Corporate Bond Portfolio	8.90	9.42	5,964,788
Wells Fargo Real Return Portfolio	6.86	6.61	11,884,496
Wells Fargo U.S. REIT Portfolio*	13.80	0.00	0

			$368,116,471	64.21%

†	Non-income-earning security
*	No longer held at the end of the period.

Wells Fargo WealthBuilder Growth Balanced Fund (the “Fund”)

Notes to Portfolio of investments – August 31, 2019 (unaudited)

The Fund is a fund-of-funds that invests in various affiliated mutual funds, unaffiliated mutual funds and exchange-traded funds (collectively, the “Underlying Funds”) to pursue its investment objective. The Underlying Funds incur separate expenses in seeking to achieve their investment objectives. Investments in affiliated mutual funds may include investments in one or more separate diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in mutual funds are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading. Investments in affiliated Master portfolios are valued daily based on each Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.

Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Futures contracts

Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rate, security values, and foreign exchange rates and is subject to interest rate risk, equity price risk, and foreign currency risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of August 31, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Exchange-traded funds	$38,107,669	$0	$0	$38,107,669
Investment companies	163,429,991	0	0	163,429,991
Short-term investments
Investment companies	1,562,030	0	0	1,562,030
U.S. Treasury securities	2,233,115	0	0	2,233,115
Investments measured at net asset value*				368,116,471

	205,332,805	0	0	573,449,276
Futures contracts	522,437	0	0	522,437

Total assets	$205,855,242	$0	$0	$573,971,713

Liabilities
Futures contracts	$242,378	$0	$0	$242,378

Total liabilities	$242,378	$0	$0	$242,378

*

Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investments in the affiliated Master Portfolios are valued at $368,116,471. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.

During the three months ended August 31, 2019, the Fund did not have any transfers into/out of Level 3.

The investment objective of each affiliated Master Portfolio is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Seeks to replicate the total return of the Bloomberg Barclays US ex-Corporate Index, before fees and expenses
Wells Fargo Core Bond Portfolio	Seeks total return, consisting of income and capital appreciation
Wells Fargo Disciplined Large Cap Portfolio	Seeks long-term capital appreciation
Wells Fargo Emerging Growth Portfolio	Seeks long-term capital appreciation

Wells Fargo Factor Enhanced Emerging Markets Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Emerging Markets Index, before fees and expenses
Wells Fargo Factor Enhanced International Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced International Index, before fees and expenses
Wells Fargo Factor Enhanced Large Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Large Cap Index, before fees and expenses
Wells Fargo Factor Enhanced Small Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Small Cap Index, before fees and expenses
Wells Fargo High Yield Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. High Yield Bond Index, before fees and expenses
Wells Fargo Real Return Portfolio	Seeks returns that exceed the rate of inflation over the long-term

Wells Fargo WealthBuilder Moderate Balanced Fund	Portfolio of investments — August 31, 2019 (unaudited)

			Shares	Value
Exchange-Traded Funds : 8.87%
Consumer Staples Select Sector SPDR Fund			84,262	$5,116,389
Vanguard Intermediate-Term Corporate Bond ETF			124,352	11,426,705
Vanguard Short-Term Bond ETF			253,830	20,600,843

Total Exchange-Traded Funds (Cost $35,276,714)				37,143,937

Investment Companies : 90.58%

Affiliated Master Portfolios : 60.29%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio				34,343,675
Wells Fargo Core Bond Portfolio				73,259,168
Wells Fargo Disciplined Large Cap Portfolio				42,386,462
Wells Fargo Emerging Growth Portfolio				5,660,164
Wells Fargo Factor Enhanced Emerging Markets Portfolio				8,925,912
Wells Fargo Factor Enhanced International Portfolio				22,457,581
Wells Fargo Factor Enhanced Large Cap Portfolio				37,595,262
Wells Fargo Factor Enhanced Small Cap Portfolio				7,348,686
Wells Fargo High Yield Corporate Bond Portfolio				6,808,891
Wells Fargo Real Return Portfolio				13,696,261

				252,482,062

Alternative Investment Funds : 4.07%
The Arbitrage Fund Class I			309,462	4,159,164
Wells Fargo Alternative Risk Premia Fund Class R6 †(l)			1,291,192	12,860,276

				17,019,440

Bond Funds : 16.57%
Federated Institutional High Yield Bond Fund Class R6			587,169	5,754,251
Wells Fargo Global Investment Grade Credit Fund Class R6 (l)			1,646,132	17,844,073
Wells Fargo High Yield Bond Fund Institutional Class (l)			1,392,481	4,581,262
Wells Fargo Strategic Income Fund Institutional Class (l)			4,344,032	41,224,862

				69,404,448

Stock Funds : 9.65%
Calamos Market Neutral Income Fund Class I			313,706	4,162,875
DFA International Small Cap Value Portfolio Institutional Class			190,299	3,282,662
Dodge & Cox International Stock Fund			207,543	8,144,006
T. Rowe Price International Discovery Fund Institutional Class			53,530	3,315,656
Wells Fargo Emerging Markets Equity Fund Class R6 (l)			134,102	3,302,929
Wells Fargo Endeavor Select Fund Institutional Class †(l)			782,373	7,565,546
Wells Fargo Large Cap Growth Fund Class R6 (l)			164,419	7,413,663
Wells Fargo Small Cap Value Fund Class R6 †(l)			237,490	3,236,983

				40,424,320

Total Investment Companies (Cost $362,787,401)				379,330,270

	Yield
Short-Term Investments : 0.50%

Investment Companies : 0.16%
Wells Fargo Government Money Market Fund Select Class (l)(u)	2.04%		682,758	682,758

		Maturity date	Principal
U.S. Treasury Securities : 0.34%
U.S. Treasury Bill (z)#	1.86	11-7-2019	$1,406,000	1,401,053

1

Portfolio of investments — August 31, 2019 (unaudited)	Wells Fargo WealthBuilder Moderate Balanced Fund

		Value
Total Short-Term Investments (Cost $2,083,829)		$2,083,811

Total investments in securities (Cost $400,147,944)	99.95%	418,558,018

Other assets and liabilities, net	0.05	213,058

Total net assets	100.00%	$418,771,076

†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
(z)	Zero coupon security. The rate represents the current yield to maturity.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

2

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
10-Year U.S. Treasury Notes	145	12-19-2019	$19,105,438	$19,099,219	$0	$(6,219)
Short
Euro FX Futures	(153)	9-16-2019	(21,391,594)	(21,017,419)	374,175	0
E-Mini Russell 2000 Index	(2)	9-20-2019	(145,036)	(149,420)	0	(4,384)
MSCI EAFE Index	(3)	9-20-2019	(271,661)	(276,585)	0	(4,924)
MSCI Emerging Markets Index	(1)	9-20-2019	(47,937)	(49,200)	0	(1,263)
S&P 500 E-Mini Index	(46)	9-20-2019	(6,585,684)	(6,727,040)	0	(141,356)

					$374,175	$(158,146)

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Investment Companies
Alternative Investment Funds
Wells Fargo Alternative Risk Premia Fund Class R6 †	0	1,319,736	28,544	1,291,192	$12,860,276	3.07%

Bond Funds
Wells Fargo Global Investment Grade Credit Fund Class R6	0	1,696,379	50,247	1,646,132	17,844,073
Wells Fargo High Yield Bond Fund Institutional Class	1,463,296	22,612	93,427	1,392,481	4,581,262
Wells Fargo Strategic Income Fund Institutional Class	4,541,647	44,133	241,748	4,344,032	41,224,862
					63,650,197	15.20

Stock Funds
Wells Fargo Emerging Markets Equity Fund Class R6	137,771	1,150	4,819	134,102	3,302,929
Wells Fargo Endeavor Select Fund Institutional Class †	871,727	0	89,354	782,373	7,565,546
Wells Fargo Large Cap Growth Fund Class R6	175,467	432	11,480	164,419	7,413,663
Wells Fargo Small Cap Value Fund Class R6 †	237,364	3,270	3,144	237,490	3,236,983
					21,519,121	5.14

Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	884,814	7,618,623	7,820,679	682,758	682,758	0.16

					$98,712,352	23.57%

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Value, end of period	% of net assets
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	5.80%	5.64%	$34,343,675
Wells Fargo Core Bond Portfolio	1.31	1.22	73,259,168
Wells Fargo Disciplined Large Cap Portfolio	13.55	13.41	42,386,462
Wells Fargo Emerging Growth Portfolio	0.71	0.70	5,660,164
Wells Fargo Factor Enhanced Emerging Markets Portfolio	3.66	3.61	8,925,912
Wells Fargo Factor Enhanced International Portfolio	3.40	3.31	22,457,581
Wells Fargo Factor Enhanced Large Cap Portfolio	3.36	3.28	37,595,262
Wells Fargo Factor Enhanced Small Cap Portfolio	2.79	2.74	7,348,686
Wells Fargo High Yield Corporate Bond Portfolio	10.80	10.75	6,808,891
Wells Fargo Real Return Portfolio	7.84	7.62	13,696,261
Wells Fargo U.S. REIT Portfolio *	10.09	0.00	0

			$252,482,062	60.29%

†	Non-income-earning security
*	No longer held at the end of the period.

Wells Fargo WealthBuilder Moderate Balanced Fund (the “Fund”)

Notes to Portfolio of investments – August 31, 2019 (unaudited)

The Fund is a fund-of-funds that invests in various affiliated mutual funds, unaffiliated mutual funds and exchange-traded funds (collectively, the “Underlying Funds”) to pursue its investment objective. The Underlying Funds incur separate expenses in seeking to achieve their investment objectives. Investments in affiliated mutual funds may include investments in one or more separate diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in mutual funds are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading. Investments in affiliated Master Portfolios are valued daily based on each Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.

Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Futures contracts

Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates, security values, and foreign exchange rates and is subject to interest rate risk, equity price risk, and foreign currency risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of August 31, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Exchange-traded funds	$37,143,937	$0	$0	$37,143,937
Investment companies	126,848,208	0	0	126,848,208
Short-term investments
Investment companies	682,758	0	0	682,758
U.S. Treasury securities	1,401,053	0	0	1,401,053
Investments measured at net asset value*				252,482,062

	166,075,956	0	0	418,558,018
Futures contracts	374,175	0	0	374,175

Total assets	$166,450,131	$0	$0	$418,932,193

Liabilities
Futures contracts	$158,146	$0	$0	$158,146

Total liabilities	$158,146	$0	$0	$158,146

*

Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investments in the affiliated Master Portfolios are valued at $252,482,062. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.

During the three months ended August 31, 2019, the Fund did not have any transfers into/out of Level 3.

The investment objective of each affiliated Master Portfolios is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Seeks to replicate the total return of the Bloomberg Barclays US ex-Corporate Index, before fees and expenses
Wells Fargo Core Bond Portfolio	Seeks total return, consisting of income and capital appreciation
Wells Fargo Disciplined Large Cap Portfolio	Seeks long-term capital appreciation
Wells Fargo Emerging Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo Factor Enhanced Emerging Markets Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Emerging Markets Index, before fees and expenses
Wells Fargo Factor Enhanced International Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced
International Index, before fees and expenses
Wells Fargo Factor Enhanced Large Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Large
Cap Index, before fees and expenses
Wells Fargo Factor Enhanced Small Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Small
Cap Index, before fees and expenses
Wells Fargo High Yield Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. High Yield Bond
Index, before fees and expenses
Wells Fargo Real Return Portfolio	Seeks returns that exceed the rate of inflation over the long-term